Label	Element	Value
Measure [Axis]: 3
Measure Name	ecd_MeasureName	Relative Total Shareholder Return
Measure [Axis]: 4
Non-GAAP Measure Description [Text Block]	ecd_NonGaapMeasureDescriptionTextBlock	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs for the 2022 fiscal year to our company’s performance, is Adjusted EBITDA, a non-GAAP financial measure. For a discussion and reconciliation of Adjusted EBITDA to the most directly comparable measure under GAAP, see Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of Operations – Non-GAAP Measures – Adjusted EBITDA” in our Annual Report on Form 10-K for the year ended December 31, 2022.
Measure [Axis]: 2
Measure Name	ecd_MeasureName	Net Operating Revenue
Measure [Axis]: 1
Measure Name	ecd_MeasureName	Adjusted EBITDA